Accounts payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Scorpio Ship Management S.A.M. (SSM)	$2,131	$734
Scorpio Handymax Tanker Pool Limited	434	2,333
Scorpio Services Holding Limited (SSH)	283	286
Scorpio Commercial Management S.A.M. (SCM)	260	507
Amounts due to related party port agents	260	137
Scorpio MR Pool Limited	180	7,333
Amounts due to a related party bunker supplier	95	2,322
Mercury Pool Limited	10	—
Scorpio LR2 Pool Limited	2	424

Accounts payable to related parties	3,655	14,076

Suppliers	6,349	14,672
	$10,004	$28,748
The majority of accounts payable are settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.